Financial result (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financial result
Finance expense	€ (1,048)	€ (5,801)
Interest expense on lease liability	(36)	(36)
Long-term debt	(567)	(524)
Expense from revaluation of derivative financial instruments		(5,188)
Change in fair value of bond funds	(443)	(49)
Other	(2)	(4)
Finance income	1,399	103
Payout of bond funds	77	31
Income from revaluation of derivative financial instruments	1,316
Change in fair value of bond funds		4
Other	6	68
Financial result	€ 351	€ (5,698)